SEGMENT REPORTING	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SEGMENT REPORTING

3.	SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources, assessing performance of the operating segments and making strategic decisions, has been identified as the Chief Executive Officer of the Company, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the purpose of internal reporting and management’s operation review, the Company has four reportable segments: consultancy and management, events curation, sub-leasing and restaurant operation. Segments were identified based on the Company’s internal reporting and how the CODM assesses the performance of the business.

As the Company’s assets and liabilities are all located in Japan, and all revenues are earned in Japan, no geographical segments are presented.

Key financial performance measures of the segments are as follows:

Year ended June 30, 2023

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,013,747	633,399	291,136	113,656	3,051,938
Inter segment elimination	—	(38,956)	(1,188)	(156)	(40,300)

Revenue after elimination	2,013,747	594,443	289,948	113,500	3,011,638

Segment profit (loss)	503,697	(59,811)	95,134	(85,682)	453,338

Unallocated corporate expenses	—	—	—	—	(390,127)
Finance costs	—	—	—	—	(21,140)
Other income	—	—	—	—	25,663
Other expense	—	—	—	—	(16,513)
Profit before income tax expense	—	—	—	—	51,221

Other items:
Depreciation of property and equipment	—	2,092	37,118	9,566	48,776
Unallocated depreciation of property and equipment	—	—	—	—	7,402
Capital expenditures	—	—	—	92,799	92,799

Year ended June 30, 2024

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,170,765	1,020,338	285,495	112,708	3,589,306
Inter segment elimination	—	(125,695)	(2,376)	—	(128,071)

Revenue after elimination	2,170,765	894,643	283,119	112,708	3,461,235

Segment profit (loss)	558,696	54,890	94,050	(65,781)	641,855

Unallocated corporate expenses	—	—	—	—	(493,621)
Finance costs	—	—	—	—	(21,607)
Share of loss of investments in an associate	—	—	—	—	(1,061)
Gain on disposal of a subsidiary	—	—	—	—	94,000
Other income	—	—	—	—	16,448
Other expense	—	—	—	—	(4,412)
Profit before income tax expense	—	—	—	—	231,602

Other items:
Depreciation of property and equipment	—	4,395	47,063	8,812	60,270
Unallocated depreciation of property and equipment	—	—	—	—	6,340
Investments in an associate	—	2,939	—	—	2,939
Capital expenditures	—	—	—	98,489	98,489

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended June 30, 2025

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Revenue	2,553,139	968,082	69,722	92,478	3,683,421	25,549
Inter segment elimination	(72,837)	(69,286)	(2,376)	—	(144,499)	(1,002)

Revenue after elimination	2,480,302	898,796	67,346	92,478	3,538,922	24,547

Segment profit (loss)	591,537	(14,643)	23,665	(29,903)	570,656	3,958

Unallocated corporate expenses	—	—	—	—	(644,707)	(4,472)
Finance income	—	—	—	—	180	1
Finance cost	—	—	—	—	(21,965)	(152)
Share of profit of investments in an associate	—	—	—	—	13,963	97
Other income	—	—	—	—	182,391	1,265
Other expense	—	—	—	—	(51,293)	(356)
Profit before income tax expense	—	—	—	—	49,225	341

Other items:
Depreciation of property and equipment	47,302	7,227	246	7,346	62,121	431
Unallocated depreciation of property and equipment	—	—	—	—	7,632	53
Capital expenditures	—	—	—	46,077	46,077	320